Principal Accounting Policies (Details 2)				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Maximum month	Dec. 31, 2010 Maximum month	Dec. 31, 2011 PRC subsidiaries and VIEs CNY	Dec. 31, 2010 PRC subsidiaries and VIEs CNY	Dec. 31, 2011 Guarantee deposit for consulting fee payments due to Blizzard CNY	Dec. 31, 2010 Guarantee deposit for consulting fee payments due to Blizzard CNY	Dec. 31, 2011 Escrow account deposit for funding sales and marketing activities of Blizzard's licensed games CNY	Dec. 31, 2010 Escrow account deposit for funding sales and marketing activities of Blizzard's licensed games CNY
Restricted cash
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs						97.40%	91.70%
Period of deposits (in months)				12	12
Restricted cash	$ 50,634,000	318,684,000	140,599,000					85,000,000	36,000,000	233,700,000	104,600,000
Cash and cash equivalent
Cash and cash equivalent and time deposits						11,600,000,000	8,700,000,000